Segment information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of operating segments [line items]
Revenue	$ 1,217.0	$ 1,098.4	$ 903.7
Cost of sales	401.8	364.8	349.7
Gross profit	815.2	733.6	554.0
SG&A expenses	679.7	576.9	437.0
Operating income	135.5	156.7	117.0
Net interest, finance and other costs	42.0	39.0	30.9
Income before income taxes	93.5	117.7	86.1
DTC
Disclosure of operating segments [line items]
Revenue	807.3	740.4	527.2
Cost of sales	191.1	177.4	124.8
Gross profit	616.2	563.0	402.4
SG&A expenses	256.8	229.9	169.5
Operating income	359.4	333.1	232.9
Wholesale
Disclosure of operating segments [line items]
Revenue	373.8	348.5	322.2
Cost of sales	188.1	182.0	169.8
Gross profit	185.7	166.5	152.4
SG&A expenses	67.1	55.3	48.1
Operating income	118.6	111.2	104.3
Other
Disclosure of operating segments [line items]
Revenue	35.9	9.5	54.3
Cost of sales	22.6	5.4	55.1
Gross profit	13.3	4.1	(0.8)
SG&A expenses	355.8	291.7	219.4
Operating income	$ (342.5)	$ (287.6)	$ (220.2)